Share-based Awards Plan (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2011 Stock Compensation Plan [Member] CNY	Jun. 30, 2012 Stock Compensation Plan [Member] USD ($)	Jun. 30, 2012 Stock Compensation Plan [Member] CNY	Dec. 31, 2010 Stock Compensation Plan [Member] CNY	Dec. 31, 2009 Stock Compensation Plan [Member] CNY
Cost of revenues						0	$ 0	0	0	206
General and administrative expenses						3,709	729	4,630	9,835	14,596
Research and development expenses	(7,033)	(5,043)		(114)	(1,156)	0	0	0	0	(31)
Share-based Compensation	3,709	$ 729	4,630	9,835	14,833	3,709	$ 729	4,630	9,835	14,833